TRANSFERS OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of transfers of financial assets [Abstract]
Disclosure of transfers of financial assets [text block]
NOTE 34 - TRANSFERS OF FINANCIAL ASSETS

Grupo Aval enters into transactions in the normal course of business by which it transfers financial assets to third parties. Depending on the circumstances, these transfers may either result in these financial assets being derecognized or continuing to be recognized in Grupo Aval´s financial statements.

A.	Transferred financial assets not qualifying for full derecognition

i.	Sale and repurchase agreements

Sales and repurchase agreements are transactions in which Grupo Aval sells securities and simultaneously agrees to repurchase them (or assets that are substantially the same) at a fixed price on a future date. Grupo Aval continues to recognize the securities in their entirety in the statement of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price. Because Grupo Aval sells the contractual rights to the cash flows of the securities, it does not have the ability to use the transferred assets during the term of the arrangement. As of December 31, 2017, the financial investments debt securities available-for-sale that are being used as collateral in repo operations amounted Ps. 2,878,772 (December 31, 2016 Ps. 4,634,984) see Note 8, and financial assets held for trading that are being used as collateral in repo operations amounted Ps. 843,075 (December 31, 2016 Ps. 629,121) see Note 7.

ii.	Securities lending

As of December 31, 2017 and 2016 Grupo Aval has not recorded securities lending.

B.	Transfer of financial assets that are derecognized in their entirety.

I.	Securitizations

Certain securitization transactions undertaken by Grupo Aval result in the derecognizing transferred assets in their entirety. This is the case when Grupo Aval transfers substantially all of the risks and rewards of ownership of financial assets to unconsolidated securitization vehicle and retains a relatively small interest in the vehicle or a service arrangement in respect of the transferred financial assets. If the financial assets are derecognized in the entirety, then the interest in unconsolidated securitization vehicles that Grupo Aval receives as part of the transfer and the service arrangement represent continuing involvement with those assets.

During the years ended at December 31, 2017, 2016 and 2015, Grupo Aval did not transfer financial assets to special purpose vehicles. However before 2014, a subsidiary bank made a transfer of mortgage loans to unconsolidated special purpose vehicles as the bank did not have control over them. As a result, the mortgages loans were derecognized of the financial statements as of January 1, 2014, taking the exception under IFRS 1. In the securitization process, Grupo Aval received investment securities as payment for the transferred assets classified as investments at fair value adjusted in profit or loss at December 31, 2017, 2016 and 2015. At present, the subordinate bank collects the accounts receivable transferred to the vehicle, and such collected amounts are immediately transferred to the special purpose vehicle in charge of such accounts. For collecting the payments, Grupo Aval receives 1% as commission fee based on the collected accounts receivable. A loss can potentially occur if the costs incurred in the execution of the collecting service exceed the commission fee revenue received.

The table below explain in detail the assets at December 31, 2017, 2016 and 2015 that represent the continuing involvement of Grupo Aval with the accounts receivable transferred and revenue obtained during the collecting process of such loans.

At the end of the year	December 31, 2017		December 31, 2016		December 31, 2015
Financial assets (1)	Ps.	19,602	Ps.	27,377	Ps.	38,975
Income for commission and fees	Ps.	136	Ps.	96	Ps.	359

(1)	Includes investments held for trading through profit or loss and available-for-sale investments.

The financial assets held for trading through profit or loss securities in the special purpose vehicle which managed the loans and receivables represents Grupo Aval´s maximum exposure to loss from its continuing involvement in the form of notes issued by unconsolidated securitization vehicles is their carrying amount.